Deferred Income Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Income Tax
29.  Deferred Income Tax

The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:

	2019 € m	2018 € m
Reported in balance sheet after offset

Deferred tax liabilities	2,338	2,209

Deferred tax assets	(67)	(71)
Net deferred income tax liability	2,271	2,138

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit obligations (note 30)	91	95

Revaluation of derivative financial instruments to fair value	7	13

Tax loss carryforwards	152	153

Share-based payment expense	32	21

Provisions for liabilities and working capital-related items	257	266

Lease liabilities	283	-

Other deductible temporary differences	23	39
Total	845	587

Deferred income tax assets have been recognised in respect of all deductible temporary differences, with the exception of some tax loss carryforwards. The amount of tax losses where recovery is not probable and is therefore not recognised in the Consolidated Balance Sheet is
€
1.5 billion (2018:
€
1.5 billion). The vast majority either do not expire based on current tax legislation or they expire post 2024 (2018: 2023).

Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	2,819	2,701

Leased right-of-use assets	273	-

Revaluation of derivative financial instruments to fair value	11	11

Rolled-over capital gains	13	13
Total	3,116	2,725

Movement in net deferred income tax liability

At 1 January	2,138	1,571

Reclassified from held for sale	-	14

Translation adjustment	51	47

Net expense for the year (ii)	112	111

Arising on acquisition (note 32)	-	411

Disposal	(31)	(16)

Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	6	(4)

Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(5)	4
At 31 December	2,271	2,138

(i)	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.

(ii)	The net expense for the year includes income of € 3 million (2018: expense of € 4 million) relating to discontinued operations.